Summary of Preliminary Assets Purchase Price Allocation (Details) - Teneology Inc [Member] - Fexy Studios [Member] - The Arena Group Holdings Inc [Member] $ in Thousands	Jan. 11, 2023 USD ($)
Asset Acquisition [Line Items]
Net assets acquired	$ 3,307
Advertiser Relationships [Member]
Asset Acquisition [Line Items]
Net assets acquired	663
Brand Names [Member]
Asset Acquisition [Line Items]
Net assets acquired	659
Goodwill [Member]
Asset Acquisition [Line Items]
Net assets acquired	$ 1,985